June 29, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Empire Builder Tax Free Bond Fund
File No. 002-86931

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the  form  of  Prospectus  and  Statement  of  Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Empire Builder Tax Free Bond Fund’s registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Secretary

Ultimus Fund Solutions, LLC	225 Pictoria Drive, Suite 450	Phone: 513 587 3400
www.ultimusfundsolutions.com	Cincinnati, Ohio 45246	Fax: 513 587 3437